UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, STATED.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio
     --------------------------------------------------------------------
45402-1819
--------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300,
     ------------------------------------------------------------------
Dayton, Ohio  45402-1819
-------------------------------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2008
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, addressStreet450 Fifth Street, NW, CityWashington, StateDC PostalCode20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
September 30, 2008
(UNAUDITED)



                                                                                                                   Percent
                                                                                      Principal       Market        Of Net
Security                                                                                Amount         Value        Assets

U.S. AGENCY STEP-UP OBLIGATIONS (1):

Maturity of 10 - 20 years:
------------------------------------------------------------------------------------
Federal Home Ln Mtg Corp Step Up                                                      $  300,000    $   282,780
5.000% Due 04-10-23
Federal Ln Banks ange Note (2)                                                           500,000        480,000
7.250% Due 05-08-23
Federal Ln Mtg Corp Step Up                                                              400,000        383,146
5.250% Due 06-12-23

TOTAL U.S. AGENCY STEP-UP
OBLIGATIONS (Cost $1,200,000)                                                                         1,145,926       10.4%


CORPORATE OBLIGATIONS:

Maturity of 1 - 5 years:
------------------------------------------------------------------------------------
Oneok Inc                                                                                105,000        108,508
7.125% Due 04-15-11
AOL Time Warner Inc                                                                      210,000        211,407
6.875% Due 05-01-12
Alcoa Inc                                                                                250,000        240,257
5.375% Due 01-15-13
                                                                                                        560,172        5.1%
                                                                                                      -----------

Maturity of 5 - 10 years:
------------------------------------------------------------------------------------
Lehman Bros Hldgs Inc                                                                    148,000         18,500
4.800% Due 03-13-14
HSBC Finance Corp                                                                        275,000        277,078
6.000% Due 08-15-14
Bear Stearns Cos Inc                                                                     162,000        147,559
5.700% Due 11-15-14
OGE Energy Corp                                                                          250,000        236,252
5.000% Due 11-15-14
Alltel Corp.                                                                             100,000         98,500
7.000% Due 03-15-16
Goldman Sachs Group Inc                                                                  350,000        290,500
5.625% Due 01-15-17
Terex Corp                                                                               250,000        227,500
8.000% Due 11-15-17
Merrill Lynch Co Inc                                                                     230,000        193,592
6.500% Due 07-15-18
                                                                                                       1,489,481       13.5%

Maturity of 10 - 20 years:
------------------------------------------------------------------------------------
Toyota Mtr Crd Corp Range Note (2)                                                       350,000        343,000
8.000% Due 09-21-21
General Elec Cap Corp Step Up (1)                                                        200,000        169,992
4.875% Due 10-28-21
Toyota Mtr Crd Corp Curve Accrual (2)                                                    125,000        122,188
8.000% Due 12-21-21
Toyota Mtr Crd Corp Curve Accrual (2)                                                     50,000         48,875
8.000% Due 01-18-22
Toyota Mtr Crd Corp Curve Accrual (2)                                                    175,000        171,062
8.000% Due 02-01-22
Dow Chemical Co                                                                          200,000        206,826
7.375% Due 03-01-23
Morgan Stanley Curve Accrual                                                             250,000        162,188
8.375% Due 04-25-23
                                                                                                      1,224,131       11.1%

TOTAL CORPORATE OBLIGATIONS
(Cost $3,678,582)                                                                                     3,273,784       29.7%


TAXABLE MUNICIPAL OBLIGATIONS (4):

Maturity of less than 1 year:
------------------------------------------------------------------------------------
Dayton OH                                                                                140,000        140,000
6.250% Due 11-01-08
West Haven CT GO                                                                         100,000        100,631
6.125% Due 02-01-09
                                                                                                        240,631        2.2%

Maturity of 1 - 5 years:
------------------------------------------------------------------------------------
Dayton OH Economic Dev Rev                                                               140,000        143,349
6.380% Due 12-01-09
                                                                                                        143,349        1.3%

Maturity of 5 - 10 years:
------------------------------------------------------------------------------------
Dayton OH                                                                                 250,000        250,000
6.500% Due 11-01-13
Nebraska Pub Pwr Dist Rev                                                                 310,000        306,190
5.140% Due 01-01-14
Reeves Cnty Tex COP                                                                       115,000         99,958
6.550% Due 12-01-16
Hazelwood Mo ID Authority Rev                                                             150,000        146,694
5.640% Due 02-01-18
Maryland Heights MO Tax Increment Rev                                                     200,000        195,700
7.000% Due 09-01-18
                                                                                                         998,542        9.1%
                                                                                                       -----------

Maturity of 10 - 20 years:
------------------------------------------------------------------------------------
Portland OR Weekly Auction Notes (5)                                                     150,000        150,000
Variable Rate Due 06-01-19
Hudson Cnty NJ Lease Rev                                                                 300,000        311,886
7.950% Due 09-01-19
Dekalb Cnty GA Dev Auth Rev                                                              275,000        280,093
6.875% Due 03-01-20
Hopkins MN GO                                                                            150,000        152,117
7.100% Due 02-01-21
Minneapolis & St Paul Met GO Rev                                                         295,000        314,895
6.850% Due 01-01-22
KFW Frankfurt Bank Range Notes (2)                                                       250,000        237,500
7.000% Due 05-07-23
San Bernardino Cnty CA Pension Oblig Rev                                                 250,000        244,015
6.020% Due 08-01-23
Pennsylvania Turnpike                                                                    100,000        100,783
7.470% Due 06-01-25
                                                                                                      1,791,289       16.3%
                                                                                                      -----------

Maturity of 20 - 30 years:
--------------------------------------------------------------------------------
Alameda Corridor Trans Auth CA Sr Lien                                                  200,000        200,720
6.600% Due 10-01-29
Frisco TX COP                                                                           360,000        372,542
6.375% Due 02-15-33
                                                                                                       573,262        5.2%
                                                                                                     -----------

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $3,799,341)                                                                         3,747,073       34.1%

TOTAL U.S. AGENCY STEP-UP,
CORPORATE AND TAXABLE MUNICIPAL OBLIGATIONS
(Cost $8,677,923)                                                                                     8,166,783       74.2%

LEASE ASSIGNMENTS:

PHS Indian Health Service Lease Assignment                                              102,631        101,097
(2) (5)
Ford Motor Co. ESA Lease Assignment (2) (5)                                             182,316        111,938

TOTAL LEASE ASSIGNMENTS
(Cost $284,947)                                                                                         213,035        1.9%

WARRANTS:

X-Alpha Call Warrants (2) (5)                                                             22,500        152,100        1.4%
(Cost $224,438)

NON-CONVERTIBLE PREFERRED STOCK:
                                                                                          SHARES
Annaly Cap Mgt Inc Pfd A 7.875%                                                            5,000         96,250
FPL Group Cap Tr I Pfd TR 5.875%                                                           5,300        110,081
Georgia Power Capital Tr VII PFD 5.875%                                                    5,200        116,740
JPMorgan Chase Cap XVI Pfd Tr 6.350%                                                       5,200        105,092
Lincoln Natl Cap Vi Pfd Tr F 6.750%                                                        5,200         82,680
Metlife Inc Pfd B 6.500%                                                                   5,200         80,704
Powershares ETF Trust Finl Pfd Ptfl                                                        5,900         80,476

TOTAL NON-CONVERTIBLE PREFERRED STOCK                                                                   672,023        6.1%
(Cost $860,447)

EXCHANGE TRADED DEBT:
                                                                                      SHARES
AT&T Inc Sr Nt 6.375%                                                                      5,000        116,000
Comcast Corp Nt 6.625%                                                                     5,400         95,580
General Electric Cap Corp Pines 6.100%                                                     5,000        104,385
Metlife Inc Sr Nt 5.875%                                                                   5,175         99,567
Viacom Inc Sr Nt 6.850%                                                                    5,544         99,238

TOTAL EXCHANGE TRADED DEBT                                                                              514,770        4.7%
(Cost $615,586)

INVESTMENT COMPANIES:
                                                                                          SHARES
Highland Floating Rate Cl A (5)                                                           35,270        276,167
Oppenheimer Sr Floating Rate A (5)                                                        36,400        284,285
First American Treasury Obligations                                                       55,666         55,666
Vanguard Federal Money Market                                                            550,000        550,000

TOTAL INVESTMENT COMPANIES                                                                            1,166,118       10.6%
(Cost $1,290,666)

TOTAL INVESTMENTS                                                                                    10,884,829       98.9%
(Cost $11,954,007) (3)

OTHER ASSETS AND LIABILITIES                                                                            122,196        1.1%

NET ASSETS                                                                                          $11,007,025      100.0%

(1) Interest rates listed for step-up bonds are the rates as of September 30, 2008.
(2) Security valued according to "good faith pricing" guidelines.
(3) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation/(depreciation).
 (See Note A)
(4) Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
(5) Security has been deemed illiquid.




NOTES TO FINANCIAL STATEMENTS
September 30, 2008
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended September 30, 2008, aggregated $676,188 and $580,000, respectively.
At September 30, 2008, gross unrealized appreciation on investments was $19,970 and gross unrealized depreciation on investments was $1,089,148 for a net unrealized depreciation of $1,069,178 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the fund's net assets as of September 30, 2008.



Valuation Inputs                                Investments in Securities ($000)
Level 1 - Quoted Prices                        $                          8,729
Level 2 - Other Significant Observable Inputs                             2,055
Level 3 - Significant Unobservable Inputs                                   101
   Total                                       $                         10,885
                                               ---------------------------------


                                                                    Measurements
                                                       Using Unobservable Inputs
in 000s                                                                (Level 3)

                                                                      Securities


Beginning Balance 06-30-2008                   $                            115

Total gains or losses (realized/unrealized) included in earnings              1

Purchases, sales, issuances, settlements and return of capital (net)        -15

Transfers in and/or out of Level 3                                            0

Ending Balance 9-30-2008                       $                            101


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                 $                              1
                                               =================================


Gains and losses (realized and unrealized) included in earnings (or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
assets) for the period                         $                              1

Change in unrealized gains or losses relating to assets still held at
reporting date                                 $                              1



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 17, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
November 3, 2008          /s/________________________________________________
----------------
Date                              Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 3, 2008          /s/________________________________________________
----------------
Date                              James M. Johnson, President

By:
November 3, 2008          /s/________________________________________________
----------------
Date                              Kathleen Carlson, Treasurer